	UNITED STATES	OMB APPROVAL
	SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0456
	Washington, D.C. 20549	Expires: March 31, 2018
Estimated average burden
	FORM 24F-2	hours per response 2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1. Name and address of issuer:
Claymore Exchange-Traded Fund Trust
227 W. Monroe
Chicago, IL 60606

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2025 Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Guggenheim Enhanced Short Duration ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

3. Investment Company Act File Number: 811-21906

Securities Act File Number:	333-134551

4(a). Last day of fiscal year for which this Form is filed:

	May 31, 2016

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):			$3,203,163,660

(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:		$2,132,132,256

(iii) Aggregate price of securities redeemed
or repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:		$ -

(iv) Total available redemption credits [add Items 5(ii)			-$2,132,132,256
and 5(iii)]:

(v) Net sales -- if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:			$1,071,031,404

(vi) Redemption credits available for use in future years		$(0)
-- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii) Multiplier for determining registration fee (See
Instruction C.9):		x	0.0001007

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):		=	$107,853

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

		+	$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

		=	$107,853

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: August 24, 2016

Method of Delivery:
	[ X ] Wire Transfer
	[ ] Mail or other means

	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
	/s/ James Howley
	James Howley
	Assistant Treasurer

Date: August 24, 2016

*Please print the name and title of the signing officer below the signature.